OPERATING LEASE RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING LEASE RIGHT OF USE ASSETS
Schedule of operating lease right of use assets

	December 31,	December 31,	December 31,
	2022	2021	2020
Buildings	2,275,718	1,622,472	1,003,804
Vehicles	3,941,983	228,251	70,521
Less: Accumulated depreciation	(2,694,226)	(580,284)	(236,719)
Total	3,523,475	1,270,439	837,606

Schedule of operating lease expenses recorded in the consolidated statement of operations

	December 31,	December 31,	December 31,
	2022	2021	2020
Cost of revenues	3,390,748	886,151	298,218
Total	3,390,748	886,151	298,218